Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,973,000.00
Previously Paid Amount	0.00
Total Fee Amount	686.77
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 686.77
Narrative - Max Aggregate Offering Price	$ 4,973,000.00
Final Prospectus	true